Pint Licensing Agreement (Details Textual) - USD ($) $ in Millions		9 Months Ended
	Jul. 10, 2017	Sep. 30, 2018
Pint Licensing Agreement [Line Items]
Licensing Agreement Description		35% of net sales in the territory (ii) a milestone payment of $0.5 million when net sales of Ceplene in the Territory first reach $10.0 million in any calendar year and (iii) a milestone payment of $1.25 million when net sales of Ceplene in the Territory first reach $25.0 million in any calendar year.
Payments to Acquire Investments	$ 4.0